Revenue - Schedule of Disaggregation of Revenue and Cashflows are Affected by Economic Factors (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregation of Revenue and Cashflows are Affected by Economic Factors [Line Items]
Total revenue	$ 134,125	$ 131,625	$ 392,739	$ 542,974
Enterprise Platform Access [Member]
Schedule of Disaggregation of Revenue and Cashflows are Affected by Economic Factors [Line Items]
Total revenue	134,125	131,625	259,875	534,582
Delivery-as-a-Service [Member]
Schedule of Disaggregation of Revenue and Cashflows are Affected by Economic Factors [Line Items]
Total revenue			$ 132,864	$ 8,392